Debt	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Debt
18    Debt

Accounting policies
Debt
Debt is initially measured at fair value net of directly attributable transaction costs. Subsequently, debt is measured at amortized cost using the effective interest rate method. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. Debt is derecognized when the obligation under the liability is discharged, cancelled or has expired.
Lease liabilities
Lease liabilities are measured at the present value of the lease payments due over the lease term, generally discounted using the incremental borrowing rate. Lease liabilities are subsequently measured at amortized cost using the effective interest method. Lease liabilities are remeasured in case of modifications or reassessments of the lease.

Philips has a USD 2.5 billion Commercial Paper Program and a EUR 1 billion committed standby revolving credit facility that can be used for general group purposes. As of December 31, 2024, Philips did not have any loans outstanding under either facility. These facilities do not have a material adverse change clause, have no financial covenants and no credit-rating-related acceleration possibilities.
Philips established a Euro Medium-Term Note (EMTN) program, a framework that facilitates the issuance of notes for a total amount up to EUR 10 billion. In 2024, Philips issued EUR 700 million fixed rate notes due 2032 under the EMTN program for general corporate purposes, including the repayment of the 2025 EUR Bonds and other floating rate debt. As of December 31, 2024, Philips has EUR 3.7 billion (2023: EUR 3.3 billion) fixed rate notes outstanding under the EMTN program.
The provisions applicable to all USD-denominated corporate bonds issued by the company in March 2008 and March 2012 (due 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the company would experience such an event with respect to a series of corporate bonds the company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any. Furthermore, the conditions applicable to the EUR-denominated corporate bonds issued since 2018 contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued. Philips’ outstanding long-term debt does not contain financial covenants.
As of December 31, 2024, debt includes forward contracts of EUR 142 million (nominal value) relating to the repurchase of shares to cover long-term incentive and employee stock purchase plans, with maturity dates in the fourth quarter of 2025 (EUR 77 million) and the fourth quarter of 2026 (EUR 65 million).
In 2023, Philips issued EUR 500 million of fixed rate notes under the company’s EMTN program that mature in 2031 and used the proceeds for general corporate purposes, including the repayment of EUR 500 million that was outstanding under the credit facility entered into in the fourth quarter of 2022. In 2023, Philips entered into a total amount of EUR 138 million forward contracts relating to the company’s long-term incentive plans. These forwards partly matured in the fourth quarter of 2024 (EUR 61 million) with the remainder maturing in 2025 (EUR 77 million). In addition, a total of EUR 125 million forward contracts relating to the Long-Term Incentive and employee stock purchase plans and EUR 481 million of forwards related to the share buyback program announced in 2021 matured throughout 2023.
Long-term debt
The following tables present information about the long-term debt outstanding, its maturity and average interest rates in 2024 and 2023.
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2024
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,408	131	1,276	122	1,154	12.3	6.3%
EUR bonds	4,917		4,917	2,639	2,278	4.7	2.3%
Forward contracts	148	82	66	66		1.3	1.2%
Lease liabilities	1,073	219	854	506	347	3.8	3.7%
Bank borrowings	1	1	1	1		1.5	1.0%
Other long-term debt	-	-	-	-	-	3.2	1.2%
Long-term debt	7,546	434	7,113	3,333	3,779	5.9	3.2%
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2023
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,325		1,325	240	1,085	13.3	6.3%
EUR bonds	4,569		4,569	2,335	2,234	5.1	2.0%
Forward contracts	396	321	76	76		0.8	1.4%
Lease liabilities	1,074	211	864	505	358	3.9	3.1%
Bank borrowings	203	1	201	201		1.2	4.2%
Other long-term debt	-	-	-	-	-	7.4	1.2%
Long-term debt	7,568	532	7,035	3,357	3,678	6.0	2.9%
Bonds
The following table presents the amount outstanding and effective rate of bonds.
Philips Group
Unsecured Bonds in millions of EUR unless otherwise stated

	Effective rate	2023	2024
Unsecured EUR Bonds
Due 30/03/2025; 1 3/8%	1.509%	346
Due 22/05/2026; 1/2%	0.608%	750	750
Due 05/05/2027; 1 7/8%	2.049%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 05/11/2029; 2 1/8%	2.441%	650	650
Due 30/03/2030; 2%	2.128%	500	500
Due 08/09/2031; 4 2/8%	4.330%	500	500
Due 31/05/2032; 3 3/4%	4.043%		700
Due 05/05/2033; 2 5/8%	2.710%	600	600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	49	52
Due 15/05/2025; 7 1/8%	6.794%	75	79
Due 01/06/2026; 7 1/5%	6.885%	114	121
Due 03/11/2038; 6 7/8%	7.210%	657	697
Due 15/03/2042; 5%	5.273%	452	480
Adjustments¹		(47)	(55)
Unsecured Bonds		5,894	6,324
[1]Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Leases
The following table presents a reconciliation between the total of future minimum lease payments and their present value.
Philips Group
Lease liabilities in millions of EUR

	2023			2024
	Future minimum lease payments	Interest	Present value of minimum lease payments	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	239	28	211	255	35	219
Between one and five years	572	67	505	592	85	506
More than five years	388	30	358	385	38	347
Lease liabilities	1,200	125	1,074	1,232	159	1,073
Short-term debt

Philips Group
Short-term debt in millions of EUR

	2023	2024
Short-term bank borrowings	122	92
Current portion of long-term debt	532	434
Short-term debt	654	526
During 2024, the weighted average interest rate on the bank borrowings was 9.3% (2023: 8.6%). This increase was mainly driven by higher interest rate environments across various countries globally.